UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05873
                                   ---------

                          FRANKLIN MULTI INCOME TRUST
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
           (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 09/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              SEMIANNUAL REPORT                        |            INCOME
--------------------------------------------------------------------------------

                  FRANKLIN
             MULTI-INCOME TRUST

--------------------------------------------------------------------------------

                                     [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SEMIANNUAL REPORT

Franklin Multi-Income Trust ...............................................    1

Performance Summary .......................................................    5

Annual Shareholders'
Meeting ...................................................................    6

Dividend Reinvestment
and Cash Purchase Plan ....................................................    7

Financial Highlights and
Statement of Investments ..................................................   10

Financial Statements ......................................................   16

Notes to Financial
Statements ................................................................   20

Shareholder Information ...................................................   28

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN MULTI-INCOME TRUST

YOUR FUND'S GOAL: Franklin Multi-Income Trust seeks to provide high, current income consistent with preservation of capital as well as growth of income through dividend increases and capital appreciation.

PORTFOLIO BREAKDOWN
Based on Total Investments*
9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                   52.4%

Utilities Common Stocks                           39.5%

Misc. Common & Preferred Stocks                    3.6%

Foreign Currency Denominated Bonds                 0.5%

Cash & Other Net Assets                            4.0%

* Total investments include long-term and short-term investments and other net assets, excluding long-term debt issued by the Fund.

Dear Shareholder:

We are pleased to bring you Franklin Multi-Income Trust's semiannual report for the period ended September 30, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Multi-Income Trust's cumulative total returns were +4.83% based on change in net asset value and +0.92% based on change in market price on the New York Stock Exchange. For comparison, the Credit Suisse First Boston (CSFB) High Yield Index returned 4.30%, while utilities stocks, as measured by the Standard & Poor's (S&P) Utilities Index, returned 5.35%, for the six months ended September 30, 2004.(1) You can find the Fund's long-term performance data in the Performance Summary on page 5.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, the U.S. economy extended its recovery with positive signs in employment trends and business strength. As of

(1) Sources: Credit Suisse First Boston; Standard & Poor's Micropal. The CSFB High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. The S&P Utilities Index is a market capitalization-weighted index that includes utility stocks in the Standard & Poor's 500 Composite Index. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 1

DIVIDEND DISTRIBUTIONS
4/1/04-9/30/04

----------------------------------------------
MONTH                       DIVIDEND PER SHARE
----------------------------------------------
April                               3.50 cents
----------------------------------------------
May                                 3.50 cents
----------------------------------------------
June                                3.50 cents
----------------------------------------------
July                                3.50 cents
----------------------------------------------
August                              3.50 cents
----------------------------------------------
September                           3.50 cents
----------------------------------------------
TOTAL                              21.00 CENTS
----------------------------------------------

September 2004, the unemployment rate dropped to 5.4% from 5.7% at the beginning of the period, marking a steady decline.(2) Although tepid, job growth was positive and contributed to the gradually improving employment picture. Benefiting from income tax cuts, consumers continued to spend as their disposable income grew.

Business spending also accelerated, posting strong results and fueling economic growth. Nonresidential investment spending increased 12.5% and 11.7% in the second and third quarters.(3) Low interest rates afforded many businesses the opportunity to refinance their old debt at more attractive levels. Productivity continued to climb, helping businesses to generate more goods and services without substantially increasing inflation.

Although energy prices rose 4.7% during the period, the core Consumer Price Index, a measure of inflation excluding food and energy, showed a benign inflationary environment. It rose 2.0% for the 12 months ended September 30, 2004.(2) Expected inflation is a key determinant of interest rate levels, and this low inflation environment contributed to the historically low overall interest rates during the period.

The general interest rate decline over the past few years helped to provide some stimulus to consumers and businesses. Even with recently rising interest rates, healthier labor market conditions and improving business strength remained during the period as other sources of economic stimulus.

The continuing fundamental improvement that began in the previous fiscal year drove high yield bond returns. Credit quality improved as earnings grew in the stronger economic environment. With the pains of recession still fresh in most minds, and with the duration of the recovery uncertain, many companies retained a focus on debt reduction. Improved credit quality helped the default rate decline further during the period. Utility stocks benefited from continued low interest rates, as yields on the 10-year Treasury remained historically low. In addition, many utility companies generated improved earnings, which they used as an opportunity to increase dividend payments or repurchase shares.

INVESTMENT STRATEGY

We invest primarily in two asset classes: high yield bonds and utility stocks. Within the high yield portion of the portfolio, we use fundamental research to invest in a diversified portfolio of bonds. Within the utility portion of the

(2)   Source: Bureau of Labor Statistics.

(3)   Source: Bureau of Economic Analysis.


2 | Semiannual Report
portfolio, we focus on companies with attractive dividend yields and a history of increasing their dividends.

MANAGER'S DISCUSSION

During the six months under review, each of the Fund's primary asset classes generated positive returns.

HIGH YIELD CORPORATE BONDS

The Fund benefited from its overweighted positions in the industrial and chemical industries relative to the CSFB High Yield Index.(4) Industrial manufacturing rebounded from depressed levels reached during recession and early stages of recovery when results were weak and some companies were forced to borrow to meet their cash needs. The economic recovery fueled the industry's rebound; in particular, increased demand enabled companies to take advantage of their operating leverage and deliver improved results. Likewise, the chemical industry picked up as the economy continued to recover. Securities of companies that produce commodity chemicals gained as improved operating rates led to better financial results.

Among high yield corporate bonds, our underweighted position in the utility sector and overweighted position in the wireless telecommunications industry impeded the Fund's performance.(5) Given the Fund's utility stock weighting and overall sector exposure, we kept high yield utility bond exposure below that of the index. However, the utility sector was one of the top performing sectors in the CSFB High Yield Index, so the Fund's relatively underweighted utility bond exposure hindered performance. Wireless telecommunications bonds generated returns below that of the index, as competitive industry dynamics surfaced and subscriber growth disappointed for certain companies.

UTILITY STOCKS

The Fund held its utility exposure fairly constant over the course of the reporting period, with approximately 41% of total market value in utility stocks. This positioning, which is below the midpoint of our targeted range, hindered performance during the period, as utility stocks generated a return greater than that of the Fund's other primary asset class. Utility stocks benefited as interest rates remained historically low during the period. In addition, earnings for the group experienced year-over-year gains. With balance sheets improved versus prior years, many companies used the better results as an opportunity to benefit shareholders, either by increasing dividends or repurchasing shares.

TOP 10 HOLDINGS
9/30/04

--------------------------------------------------------------------------------
COMPANY
SECTOR/INDUSTRY                                                      % OF TOTAL
(SECURITY TYPE)                                                     INVESTMENTS*
--------------------------------------------------------------------------------
Exelon Corp.                                                               2.7%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
Dominion Resources Inc.                                                    2.3%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
Entergy Corp.                                                              2.2%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
FPL Group Inc.                                                             2.0%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
Southern Co.                                                               2.0%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
NiSource Inc.                                                              1.8%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
FirstEnergy Corp.                                                          1.7%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
American Electric Power Co. Inc.                                           1.6%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
Nicor Inc.                                                                 1.6%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------
Edison International                                                       1.6%
 UTILITIES (STOCK)
--------------------------------------------------------------------------------

* Total investments include long-term and short-term investments and other net assets, excluding long-term debt issued by the Fund.

(4) Industrial companies are part of producer manufacturing in the SOI. Chemical companies are part of process industries in the SOI.

(5) Wireless telecommunications companies are part of communications in the SOI.


                                                           Semiannual Report | 3

Thank you for your participation in Franklin Multi-Income Trust. We look forward to serving you in the future.

Sincerely,

[PHOTO OMITTED]


/s/ Christopher J. Molumphy

Christopher J. Molumphy, CFA
Senior Portfolio Manager

[PHOTO OMITTED]


/s/ Glenn I. Voyles

Glenn I. Voyles, CFA
Portfolio Manager

Franklin Multi-Income Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

PERFORMANCE SUMMARY AS OF 9/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
                                              CHANGE      9/30/04      3/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.16        $8.58        $8.42
--------------------------------------------------------------------------------
Market Price (NYSE)                           -$0.15        $7.50        $7.65
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                    $0.21
--------------------------------------------------------------------------------

PERFORMANCE

--------------------------------------------------------------------------------
                                  6-MONTH      1-YEAR       5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)
--------------------------------------------------------------------------------
 Based on change in NAV            +4.83%     +19.27%      +33.96%      +134.29%
--------------------------------------------------------------------------------
 Based on change in market price   +0.92%     +12.45%      +42.25%      +132.30%
--------------------------------------------------------------------------------
Average Annual Total Return(1)
--------------------------------------------------------------------------------
 Based on change in NAV            +4.83%     +19.27%       +6.02%        +8.89%
--------------------------------------------------------------------------------
 Based on change in market price   +0.92%     +12.45%       +7.30%        +8.79%
--------------------------------------------------------------------------------
   Distribution Rate(2)             5.60%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MORE CURRENT PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES A SUBSTANTIAL PORTION OF HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS BECAUSE OF THE RELATIVELY HIGHER YIELDS THEY OFFER. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT-GRADE SECURITIES. IN ADDITION TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL.

(1) Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.

(2) Distribution rate is based on an annualization of the Fund's 3.50 cent per share September dividend and the NYSE closing price of $7.50 on 9/30/04.


                                                           Semiannual Report | 5

ANNUAL SHAREHOLDERS' MEETING

September 8, 2004 At an annual Meeting of Shareholders of Franklin Multi-Income Trust (the "Fund") held on September 8, 2004, shareholders approved the following:

1. Regarding the proposal to elect nominees for Trustees:

-----------------------------------------------------------------------------------------------------------------
                                              % OF                                          % OF
                            SHARES         OUTSTANDING        % OF      WITHHELD OR      OUTSTANDING        % OF
TRUSTEES                      FOR            SHARES          VOTED        ABSTAIN           SHARES          VOTED
-----------------------------------------------------------------------------------------------------------------
Edward B. Jamieson       4,983,495.006       85.007%        96.473%     182,213.785         3.111%         3.527%
-----------------------------------------------------------------------------------------------------------------
Charles B. Johnson       4,979,498.006       85.009%        96.395%     186,210.785         3.179%         3.605%
-----------------------------------------------------------------------------------------------------------------
Rupert H. Johnson, Jr.   4,980,991.006       85.035%        96.424%     184,717.785         3.153%         3.576%
-----------------------------------------------------------------------------------------------------------------


6 | Semiannual Report

DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

The Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. PFPC Inc. (the "Plan Agent"), P.O. Box 9223, Chelsea, MA 02150-9223, acts as your Plan Agent in administering the Plan. The complete Terms and Conditions of the Dividend Reinvestment and Cash Purchase Plan are contained in the Fund's Dividend Reinvestment and Cash Purchase Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares a dividend or capital gain distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Plan Agent.

The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to PFPC Inc. and sent to PFPC Inc., Attn: Franklin Multi-Income Trust, P.O. Box 9223, Chelsea, MA 02150-9223.

Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund which are purchased in the open market.

The Plan Agent will invest cash payments on approximately the 15th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. UNDER NO CIRCUMSTANCES WILL INTEREST BE PAID ON YOUR FUNDS HELD BY THE PLAN AGENT. Accordingly, you should send any voluntary cash payments which you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than 2 business days before an investment date. Payments received less than 2 business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be


                                                           Semiannual Report | 7
returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.

There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.

The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.

The Fund does not issue new shares in connection with the Plan. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value you will receive shares at a price greater than net asset value per share in connection with purchases through the Plan.

You will receive a monthly account statement from the Plan Agent, showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.

You may withdraw from the Plan at any time, without penalty, by notifying the Plan Agent in writing at the address above. If you withdraw from the Plan, you may specify either: (a) that you wish to receive, without charge, stock certificates issued in your name for all full shares; or (b) that you prefer the Plan Agent to sell your shares and send you the proceeds less brokerage commissions and a $5.00 fee. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.


8 | Semiannual Report

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if your nominee will participate in the Plan on your behalf.

The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.


                                                           Semiannual Report | 9

FRANKLIN MULTI-INCOME TRUST

FINANCIAL HIGHLIGHTS

                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                SEPTEMBER 30, 2004                          YEAR ENDED MARCH 31,
                                                    (UNAUDITED)           2004         2003         2002         2001         2000
                                                ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............  $   8.42        $   6.40     $   8.71     $   9.80     $   8.97     $  10.04
                                                      ------------------------------------------------------------------------------
Income from investment operations:

 Net investment income .............................       .20             .44          .51          .63          .66          .71

 Net realized and unrealized gains (losses) ........       .17            2.00        (2.25)       (1.05)         .84         (.84)
                                                      ------------------------------------------------------------------------------
Total from investment operations ...................       .37            2.44        (1.74)        (.42)        1.50         (.13)
                                                      ------------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (.21)           (.42)        (.57)        (.67)        (.67)        (.70)

 Net realized gains ................................        --              --           --           --           --         (.24)
                                                      ------------------------------------------------------------------------------
Total distributions ................................      (.21)           (.42)        (.57)        (.67)        (.67)        (.94)
                                                      ------------------------------------------------------------------------------
Net asset value, end of period .....................  $   8.58        $   8.42     $   6.40     $   8.71     $   9.80     $   8.97
                                                      ==============================================================================
Market value, end of period(a) .....................  $   7.50        $   7.65     $   6.10     $   8.70     $   8.62     $   7.00
                                                      ==============================================================================
Total return (based on market value per share) .....       .92%          32.84%      (23.67)%       9.23%       33.54%      (12.29)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................  $ 50,285        $ 49,322     $ 37,511     $ 51,047     $ 57,412     $ 52,559

Ratios to average net assets:

 Expenses ..........................................      3.35%(b)        3.49%        4.47%        3.45%        3.23%        3.30%

 Net investment income .............................      4.85%(b)        5.71%        7.52%        6.97%        6.88%        7.33%

Portfolio turnover rate ............................     12.59%          45.82%       48.45%       18.27%       26.72%       30.42%

Total debt outstanding at end of period (000's) ....  $ 16,000        $ 14,000     $ 14,000     $ 16,000     $ 16,000     $ 16,000

Asset coverage per $1,000 of debt(c) ...............  $  4,143        $  4,523     $  3,679     $  4,190     $  4,588     $  4,285

Average amount of notes per share during
 the period ........................................  $   2.42        $   2.39     $   2.54     $   2.73     $   2.73     $   2.73

(a)   Based on the last sale on the New York Stock Exchange.

(b)   Annualized.

(c) Asset coverage per $1,000 of debt has been corrected. As of March 31, 2004, 2003, 2002, 2001 and 2000 the asset coverage previously presented were $3,523, $2,679, $3,190, $3,588 and $3,285, respectively.


10 | See notes to financial statements. | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 53.1%
    COMMUNICATIONS 1.0%
(a) Metrocall Holdings Inc. .................................................................             4,620        $    299,607
(a) Telewest Global Inc. (United Kingdom) ...................................................            17,056             198,191
                                                                                                                       -------------
                                                                                                                            497,798
                                                                                                                       -------------
    CONSUMER SERVICES .1%
    Marriott International Inc., A ..........................................................             1,052              54,662
                                                                                                                       -------------
    ELECTRONIC TECHNOLOGY
(a) Loral Space & Communications Ltd., wts., 12/27/06 .......................................             4,188                  33
(a) Loral Space & Communications Ltd., wts., 1/15/07 ........................................             1,000                  18
                                                                                                                       -------------
                                                                                                                                 51
                                                                                                                       -------------
    TRANSPORTATION
(a) Continental Airlines Inc., B ............................................................               357               3,041
                                                                                                                       -------------

    UTILITIES 52.0%
    Alliant Energy Corp. ....................................................................            15,000             373,200
    Ameren Corp. ............................................................................            20,000             923,000
    American Electric Power Co. Inc. ........................................................            33,800           1,080,248
    Atmos Energy Corp. ......................................................................            35,000             881,650
    Cinergy Corp. ...........................................................................            24,500             970,200
    Dominion Resources Inc. .................................................................            23,400           1,526,850
    DTE Energy Co. ..........................................................................            20,000             843,800
    Edison International ....................................................................            40,000           1,060,400
    Energy East Corp. .......................................................................            30,000             755,400
    Entergy Corp. ...........................................................................            24,000           1,454,640
    Exelon Corp. ............................................................................            49,000           1,797,810
    FirstEnergy Corp. .......................................................................            27,500           1,129,700
    FPL Group Inc. ..........................................................................            19,000           1,298,080
    Nicor Inc. ..............................................................................            29,000           1,064,300
    NiSource Inc. ...........................................................................            57,000           1,197,570
    NSTAR ...................................................................................            15,500             761,050
    ONEOK Inc. ..............................................................................            40,200           1,046,004
    Pepco Holdings Inc. .....................................................................            20,500             407,950
    Pinnacle West Capital Corp. .............................................................            24,000             996,000
    PPL Corp. ...............................................................................            11,700             552,006
    Progress Energy Inc. ....................................................................            21,000             889,140
    Public Service Enterprise Group Inc. ....................................................            15,000             639,000
    Puget Energy Inc. .......................................................................            37,000             839,900
    SCANA Corp. .............................................................................            12,621             471,268
    Sempra Energy ...........................................................................            26,000             940,940
    Southern Co. ............................................................................            43,000           1,289,140
    TXU Corp. ...............................................................................            20,400             977,568
                                                                                                                       -------------
                                                                                                                         26,166,814
                                                                                                                       -------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $19,130,102) .....................................                            26,722,366
                                                                                                                       -------------


                                                          Semiannual Report | 11

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCK (COST $625,000) 1.3%
    UTILITIES
    Heco Capital Trust III, 6.50%, pfd ......................................................            25,000        $    647,250
                                                                                                                       -------------
    CONVERTIBLE PREFERRED STOCKS 2.3%
    CONSUMER DURABLES 1.6%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd ........................................            15,300             799,884
                                                                                                                       -------------
    UTILITIES .7%
    CMS Energy Trust I, 7.75%, cvt. pfd .....................................................             8,000             354,000
                                                                                                                       -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,023,846) ....................................                             1,153,884
                                                                                                                       -------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(e)
                                                                                                 -------------------
    BONDS 69.8%
    COMMERCIAL SERVICES .5%
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............................        $  200,000             225,000
(b) Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 .................................         1,000,000               3,750
                                                                                                                       -------------
                                                                                                                            228,750
                                                                                                                       -------------
    COMMUNICATIONS 7.8%
    Centennial Communications Corp., 144A, 8.625%, 2/01/14 ..................................           300,000             287,625
    Dobson Communications Corp., senior note, 8.875%, 10/01/13 ..............................           400,000             260,000
    Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 (United Kingdom) ...............           400,000             399,000
    Millicom International Cellular SA, senior note, 144A, 10.00%, 12/01/13 (Luxembourg) ....           500,000             505,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................................           600,000             648,000
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 (United Kingdom) .......................           200,000             217,500
    PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .......................................           400,000             418,000
    Qwest Corp., 6.875%, 9/15/33 ............................................................           500,000             423,750
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .................................           300,000             289,500
    Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ...................................           300,000             300,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 ............................................           200,000             182,500
                                                                                                                       -------------
                                                                                                                          3,930,875
                                                                                                                       -------------
    CONSUMER DURABLES 2.8%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...........................................           500,000             567,500
(c) Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ....................................           300,000             303,000
    Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 ....................................           400,000             418,000
    True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ..............................           100,000              93,500
                                                                                                                       -------------
                                                                                                                          1,382,000
                                                                                                                       -------------
    CONSUMER NON-DURABLES 1.8%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................................           200,000             218,000
    Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ................................           400,000             420,000
    William Carter, senior sub. note, 10.875%, 8/15/11 ......................................           242,000             272,855
                                                                                                                       -------------
                                                                                                                            910,855
                                                                                                                       -------------
    CONSUMER SERVICES 16.6%
(b) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ...........................         1,000,000             925,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............................           600,000             630,000
    Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ........................           600,000             615,750
    Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...............................           600,000             636,750
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................................           490,000             578,200


12 |  Semiannual Report

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT(e)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES (CONT.)
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ..................................        $  500,000        $    571,250
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................................           500,000             521,250
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ........................................           400,000             426,000
    Nexstar Finance Inc., senior sub. note, 7.00%, 1/15/14 ..................................           600,000             594,000
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 .......................           500,000             567,500
    Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07 ........................            35,000              36,050
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........................           100,000             103,000
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...............................           200,000             226,250
    Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .............................           400,000             428,000
    Six Flags Inc., senior note, 9.50%, 2/01/09 .............................................           600,000             589,500
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................................           600,000             619,500
    Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ...............................           300,000             289,500
                                                                                                                       -------------
                                                                                                                          8,357,500
                                                                                                                       -------------
    DISTRIBUTION SERVICES
(b) AmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 ........................           250,000                  --
                                                                                                                       -------------
    ELECTRONIC TECHNOLOGY 4.0%
    Argo-Tech Corp., senior note, 144A, 9.25%, 6/01/11 ......................................           300,000             323,250
    Communications & Power Industries, senior sub. note, 8.00%, 2/01/12 .....................           500,000             525,000
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 (Singapore) ............           300,000             308,250
    Solectron Corp., senior note, 9.625%, 2/15/09 ...........................................           300,000             333,750
    Xerox Corp., senior note, 7.125%, 6/15/10 ...............................................           500,000             536,250
                                                                                                                       -------------
                                                                                                                          2,026,500
                                                                                                                       -------------
    ENERGY MINERALS 2.8%
    Foundation PA, senior note, 144A, 7.25%, 8/01/14 ........................................           300,000             320,250
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................................           300,000             325,500
    Plains Exploration & Production Co., senior note, 144A, 7.125%, 6/15/14 .................           200,000             215,500
    Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ....................................           500,000             537,500
                                                                                                                          1,398,750
                                                                                                                       -------------
    GOVERNMENT BONDS .7%
    Eskom, 11.00%, 6/01/08 (South Africa) ...................................................         2,175,000 ZAR         358,622
                                                                                                                       -------------
    HEALTH SERVICES 2.5%
    Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 ..............................           200,000             210,000
    Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................................           600,000             567,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%, 10/01/14 .............           500,000             503,750
                                                                                                                       -------------
                                                                                                                          1,280,750
                                                                                                                       -------------
    INDUSTRIAL SERVICES 2.9%
    Allied Waste North America Inc., senior note, 7.875%, 4/15/13 ...........................           500,000             530,000
    Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ......................................           200,000             224,500
    Hanover Equipment Trust 01, senior secured note, B, FRN, 8.7500%, 9/01/11 ...............           600,000             658,500
    URS Corp., senior sub. note, 12.25%, 5/01/09 ............................................            60,000              64,200
                                                                                                                       -------------
                                                                                                                          1,477,200
                                                                                                                       -------------
    NON-ENERGY MINERALS 1.3%
    Ispat Inland ULC, senior note, 9.75%, 4/01/14 ...........................................           600,000             664,500
                                                                                                                       -------------


                                                          Semiannual Report | 13

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT(e)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PROCESS INDUSTRIES 8.7%
    BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%, 6/15/14 .....................        $  600,000        $    651,000
(b) FiberMark Inc., senior note, 10.75%, 4/15/11 ............................................           500,000             317,500
    Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ......................................           600,000             685,500
    Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 .............................           200,000             208,500
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .......................         1,500,000             802,500
    MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 (Irish Republic) ....................           300,000             340,500
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................................           400,000             432,000
(b) Pindo Deli Finance Mauritius Ltd., senior note, 10.25%, 10/01/04 (Indonesia) ............         1,000,000             312,500
    Rhodia SA, senior note, 10.25%, 6/01/10 (France) ........................................           600,000             624,000
                                                                                                                       -------------
                                                                                                                          4,374,000
                                                                                                                       -------------
    PRODUCER MANUFACTURING 6.7%
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ................................           600,000             675,000
    Fimep SA, senior note, 10.50%, 2/15/13 (France) .........................................           500,000             587,500
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 (United Kingdom) .......................           400,000             412,000
    Milacron Escrow Corp., senior secured note, 144A, 11.50%, 5/15/11 .......................           500,000             532,500
    THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ................................           400,000             421,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................................           272,000             312,120
    Westinghouse Air Brake, senior note, 6.875%, 7/31/13 ....................................           400,000             412,000
                                                                                                                       -------------
                                                                                                                          3,352,120
                                                                                                                       -------------
    REAL ESTATE INVESTMENT TRUSTS 2.1%
    Host Marriott LP, senior note, 9.25%, 10/01/07 ..........................................           500,000             562,500
    Ventas Realty LP/Capital Corp., senior note, 9.00%, 5/01/12 .............................           400,000             458,000
                                                                                                                       -------------
                                                                                                                          1,020,500
                                                                                                                       -------------
    RETAIL TRADE .9%
    Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .....................................           500,000             470,000
                                                                                                                       -------------
    TECHNOLOGY SERVICES 1.3%
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ......................................           600,000             657,000
                                                                                                                       -------------
    TRANSPORTATION 2.1%
    Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 ......................           400,000             348,000
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................................           600,000             687,750
                                                                                                                       -------------
                                                                                                                          1,035,750
                                                                                                                       -------------
    UTILITIES 4.3%
    Aquila Inc., senior note, 14.875%, 7/01/12 ..............................................           400,000             541,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................................           600,000             456,000
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................................           500,000             522,500
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............................           600,000             657,000
                                                                                                                       -------------
                                                                                                                          2,176,500
                                                                                                                       -------------
    TOTAL BONDS (COST $35,393,822) ..........................................................                            35,102,172
                                                                                                                       -------------
    TOTAL LONG TERM INVESTMENTS (COST $56,172,770) ..........................................                            63,625,672
                                                                                                                       -------------

14 | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $2,544,557) 5.1%
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio ...........................         2,544,557        $  2,544,557
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $58,717,327) 131.6% .............................................                            66,170,229
    OTHER ASSETS, LESS LIABILITIES (31.6)% ..................................................                           (15,884,806)
                                                                                                                       -------------
    NET ASSETS 100.0% .......................................................................                          $ 50,285,423
                                                                                                                       =============

CURRENCY ABBREVIATION | ZAR - South African Rand

(a)   Non-income producing.

(b)   Defaulted securities. See Note 9.

(c) See Note 1(c) regarding securities purchased on a when issued or delayed delivery basis.

(d) See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(e)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN MULTI-INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...................................................................        $ 56,172,770
  Cost - Sweep Money Fund (Note 8) ..............................................................           2,544,557
                                                                                                         =============
  Value - Unaffiliated issuers ..................................................................          63,625,672
  Value - Sweep Money Fund (Note 8) .............................................................           2,544,557
 Receivables:
  Dividends and Interest ........................................................................             734,109
 Note issuance costs (Note 3) ...................................................................             111,843
                                                                                                         -------------
      Total assets ..............................................................................          67,016,181
                                                                                                         -------------
Liabilities:
 Payables:
  Investment securities purchased ...............................................................             400,925
  Affiliates ....................................................................................              46,551
  Note (Note 3) .................................................................................          16,000,000
  Accrued interest (Note 3) .....................................................................              27,533
 Distributions to shareholders ..................................................................             205,016
 Other liabilities ..............................................................................              50,733
                                                                                                         -------------
      Total liabilities .........................................................................          16,730,758
                                                                                                         -------------
       Net assets, at value .....................................................................        $ 50,285,423
                                                                                                         =============
Net assets consist of:
 Distributions in excess of net investment income ...............................................        $   (581,766)
 Net unrealized appreciation (depreciation) .....................................................           7,452,542
 Accumulated net realized gain (loss) ...........................................................         (10,368,975)
 Capital shares .................................................................................          53,783,622
                                                                                                         -------------
       Net assets, at value .....................................................................        $ 50,285,423
                                                                                                         =============
Net asset value per share ($50,285,423 / 5,857,600 shares outstanding) ..........................        $       8.58
                                                                                                         =============


16 | See notes to financial statements. | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

STATEMENT OF OPERATIONS
for the six months ended September 30, 2004 (unaudited)

Investment income:
 Dividends:
  Unaffiliated issuers ......................................................................        $   587,205
  Sweep money fund (Note 8) .................................................................              4,696
 Interest ...................................................................................          1,389,369
                                                                                                     ------------
       Total investment income ..............................................................          1,981,270
                                                                                                     ------------
Expenses:
 Management fees (Note 4) ...................................................................            264,321
 Transfer agent fees ........................................................................             24,243
 Custodian fees (Note 5) ....................................................................                635
 Reports to shareholders ....................................................................             15,152
 Registration and filing fees ...............................................................              8,632
 Professional fees ..........................................................................             18,753
 Trustees' fees and expenses ................................................................              3,069
 Amortization of note issuance costs (Note 3) ...............................................             11,035
 Other ......................................................................................              3,273
                                                                                                     ------------
     Expenses before interest expense .......................................................            349,113
     Interest expense (Note 3) ..............................................................            460,658
                                                                                                     ------------
      Total expenses ........................................................................            809,771
      Expenses reductions (Note 5) ..........................................................                (36)
                                                                                                     ------------
       Net expenses .........................................................................            809,735
                                                                                                     ------------
       Net investment income ................................................................          1,171,535
                                                                                                     ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................................           (278,585)
  Foreign currency transactions .............................................................                249
                                                                                                     ------------
       Net realized gain (loss) .............................................................           (278,336)
 Net change in unrealized appreciation (depreciation) on:
  Investments ...............................................................................          1,301,103
  Translation of assets and liabilities denominated in foreign currencies ...................               (964)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) ........................................          1,300,139
                                                                                                     ------------
Net realized and unrealized gain (loss) .....................................................          1,021,803
                                                                                                     ------------
Net increase (decrease) in net assets resulting from operations .............................        $ 2,193,338
                                                                                                     ============


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN MULTI-INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2004 (unaudited) and the year ended March 31, 2004

                                                                                               -------------------------------------
                                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                               SEPTEMBER 30, 2004     MARCH 31, 2004
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................       $  1,171,535        $  2,574,538
  Net realized gain (loss) from investments and foreign currency transactions ..............           (278,336)         (1,276,521)
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ................................          1,300,139          12,973,693
                                                                                                   ---------------------------------
      Net increase (decrease) in net assets resulting from operations ......................          2,193,338          14,271,710
 Distributions to shareholders from net investment income ..................................         (1,230,096)         (2,460,192)
                                                                                                   ---------------------------------
      Net increase (decrease) in net assets ................................................            963,242          11,811,518
Net assets:
 Beginning of period .......................................................................         49,322,181          37,510,663
                                                                                                   ---------------------------------
 End of period .............................................................................       $ 50,285,423        $ 49,322,181
                                                                                                   =================================
Distributions in excess of net investment income included in net assets:
 End of period .............................................................................       $   (581,766)       $   (523,205)
                                                                                                   =================================


18 | See notes to financial statements. | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

STATEMENT OF CASH FLOWS
for the period ended September 30, 2004 (unaudited)

Cash flow from operating activities:
 Dividends and interest received ...........................................................................        $  1,869,333
 Operating expenses paid ...................................................................................            (341,256)
 Interest expense paid .....................................................................................            (472,500)
                                                                                                                    -------------
  Cash provided - operations ...............................................................................           1,055,577
                                                                                                                    =============
Cash flow from investing activities:
 Purchases of investment securities ........................................................................          (9,182,745)
 Proceeds from disposition of investment securities ........................................................           9,129,689
 Purchase of short term investment securities, net .........................................................          (1,679,657)
                                                                                                                    -------------
  Cash used - investments ..................................................................................          (1,732,713)
                                                                                                                    =============
Cash flow from financing activities:
 Note maturity .............................................................................................         (14,000,000)
 Note issuance .............................................................................................          16,000,000
 Payment of note issuance costs ............................................................................             (92,768)
 Distributions to shareholders .............................................................................          (1,230,096)
                                                                                                                    -------------
  Cash provided - financing ................................................................................             677,136
                                                                                                                    =============

Net increase (decrease) cash ...............................................................................                  --
Cash at beginning of year ..................................................................................                  --
                                                                                                                    -------------
Cash at end of period ......................................................................................        $         --
                                                                                                                    =============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2004

Net investment income ......................................................................................        $  1,171,535
 Adjustments to reconcile net investment income to net cash provided by operating activities:
  Amortization income ......................................................................................             (65,963)
  Amortization of note issuance costs ......................................................................              11,035
  Reinvested dividends from Sweep Money Fund ...............................................................              (4,696)
  Increase in dividends and interest receivable ............................................................             (41,278)
  Decrease in liabilities ..................................................................................             (15,056)
                                                                                                                    -------------
Cash provided - operations .................................................................................        $  1,055,577
                                                                                                                    =============


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN MULTI-INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Multi-Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company. The Fund has two classes of securities: senior fixed-rate note (the Note) and shares of beneficial interest (the Shares). The Fund seeks high current income.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


20 | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 21

FRANKLIN MULTI-INCOME TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2004, there were an unlimited number of shares authorized ($0.01 par value). During the period ended September 30, 2004, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

3. SENIOR FIXED-RATE NOTE

On September 15, 2004, the Fund's $14 million, 6.75% senior note matured and was replaced with a new note described below.

On September 15, 2004, the Fund issued $16 million principal amount of a new class of five-year senior notes (the Note). The Note is a general unsecured obligation of the Fund and ranks senior to Trust shares and all existing or future unsecured indebtedness of the Fund.

The Note bears interest, payable semi-annually, at the rate of 4.13% per year, to maturity on September 15, 2009. The Note was issued in a private placement, and is not available for resale; therefore, no market value can be obtained for the Note. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established by Standard & Poor's Corporation, and is required to maintain asset coverage for the Note of at least 300%. The Fund has met these requirements during the period ended September 30, 2004.

The issuance costs of $112,769 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Note.

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                    Investment manager
  Franklin Templeton Services, LLC (FT Services)        Administrative manager


22 | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

4. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of .85% per year of the average weekly net assets of the Fund excluding the principal amount of the Note.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.

6. INCOME TAXES

At March 31, 2004, the Fund had tax basis capital losses of $9,610,384 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 .........................................................      $    24,985
 2010 .........................................................          150,106
 2011 .........................................................        5,087,216
 2012 .........................................................        4,348,077
                                                                     -----------
                                                                     $ 9,610,384
                                                                     ===========

At March 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $111,477. For tax purposes, such losses will be reflected in the year ending March 31, 2005.

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................    $ 59,288,873
                                                                   =============
Unrealized appreciation .......................................    $  9,936,098
Unrealized depreciation .......................................      (3,054,742)
                                                                   -------------
Unrealized appreciation (depreciation) ........................    $  6,881,356
                                                                   =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and bond discounts and premiums.


                                                          Semiannual Report | 23

FRANKLIN MULTI-INCOME TRUST

7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2004 aggregated $8,983,670 and $7,765,828 respectively.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

9. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 54.3% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2004, the value of these securities was $1,558,750 representing 2.4% of the Fund's portfolio. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

10. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple


24 | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

10. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING (CONTINUED)

sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.


                                                          Semiannual Report | 25

FRANKLIN MULTI-INCOME TRUST

10. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.


26 | Semiannual Report

FRANKLIN MULTI-INCOME TRUST

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

FRANKLIN MULTI-INCOME TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the SEC to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which includes the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the SEC. The Fund has filed such certifications with its Form N-CSRS for the year ended March 31, 2004. Additionally, the Fund expects to file, on or before November 29, 2004, such certifications with its Form N-CSR for the six months ended September 30, 2004.


28 | Semiannual Report

LITERATURE REQUEST

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II(1)
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(5), (7)
Franklin Money Fund(5), (6)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(8)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(9)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(10)
Colorado
Connecticut
Florida(10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(10)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust(11)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(7) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(8) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(9)   Portfolio of insured municipal securities.

(10) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(11) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04                                          Not part of the semiannual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)                            One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

SEMIANNUAL REPORT
FRANKLIN MULTI-INCOME TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.
1-800/DIAL BEN(R)

TRANSFER AGENT

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

MIT S2004 11/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. None

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MULTI INCOME TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    November 29, 2004